Related Party Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
FRP
Charges/allocations to related parties	$ 1,606	$ 1,542	$ 2,211
Bluegrass
Charges/allocations to related parties	16	$ 599	$ 490
Payments made for information technology services	$ 7